REVERSE ACQUISITION ACCOUNTING (Details)			11 Months Ended	12 Months Ended
	Dec. 01, 2020 USD ($) shares	Dec. 01, 2020 USD ($) shares $ / shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Dec. 01, 2021 USD ($)
Fair value of consideration [Abstract]
Fair value of consideration					$ 7,055,446
Fair value of net assets acquired [Abstract]
Fair value of net assets acquired					$ 1,914,320
Cost of listing			$ 5,141,126	$ 0
Net cash inflow [Abstract]
Net consolidated cash inflow			2,329,111	0
Share price (in dollars per share) | $ / shares		$ 0.26
Contributed equity	$ 6,433,752	$ 6,433,752	$ 10,255,369	$ 29,782,268
Share-based contingent consideration	967,582	967,582
Hyperion Metals (Australia) Pty Ltd [Member]
Fair value of consideration [Abstract]
Equity	7,401,334	7,401,334
Direct costs relating to the reverse acquisition	10,875	10,875
Cash option fee paid	(25,292)	(25,292)
Pre-acquisition loan	(331,471)	(331,471)
Fair value of consideration	7,055,446	7,055,446
Fair value of net assets acquired [Abstract]
Cash and cash equivalents	1,983,223	1,983,223
Trade and other receivables	33,523	33,523
Trade and other payables	(102,426)	(102,426)
Fair value of net assets acquired	1,914,320	$ 1,914,320
Cost of listing	5,141,126
Net cash inflow [Abstract]
Net cash acquired on reverse acquisition	1,983,223
Direct costs relating to the reverse acquisition	(10,875)
Cash option fee paid	25,292
Pre-acquisition loan	331,471
Net consolidated cash inflow	$ 2,329,111
Hyperion Metals (Australia) Pty Ltd [Member] | Ordinary Shares [Member]
Reverse Acquisition Accounting [Abstract]
Number of shares issued (in shares) | shares	26,500,000	26,500,000
Hyperion Metals (Australia) Pty Ltd [Member] | Unlisted Options [Member]
Reverse Acquisition Accounting [Abstract]
Number of shares issued (in shares) | shares	5,000,000	5,000,000
Hyperion Metals (Australia) Pty Ltd [Member] | Performance Options [Member]
Reverse Acquisition Accounting [Abstract]
Number of shares issued (in shares) | shares	8,000,000	8,000,000
Hyperion Metals (Australia) Pty Ltd [Member] | Preference Shares [member]
Reverse Acquisition Accounting [Abstract]
Number of shares issued (in shares) | shares	36,000,000	36,000,000
GTT Ventures Pty Ltd [Member]
Reverse Acquisition Accounting [Abstract]
Reverse acquisition expense	$ 5,100,000
GTT Ventures Pty Ltd [Member] | Ordinary Shares [Member]
Reverse Acquisition Accounting [Abstract]
Facilitation fee (in shares) | shares	2,650,000	2,650,000
GTT Ventures Pty Ltd [Member] | Class A Performance Shares [Member]
Reverse Acquisition Accounting [Abstract]
Facilitation fee (in shares) | shares	1,800,000	1,800,000
GTT Ventures Pty Ltd [Member] | Class B Performance Shares [Member]
Reverse Acquisition Accounting [Abstract]
Facilitation fee (in shares) | shares	1,800,000	1,800,000